UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	1191 Second Avenue, Suite 2100
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	September 30, 2003

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	8
Form 13F Information Table Entry Total:	91
Form 13F Information Table Value Total:	$206,904

List of Other Included Managers: Oak Value;
Westfield; Kalmar; Navellier; Sands Capital;
Willson Bennett; Bear Stearns; Marshall & Sullivan

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3DFX Interactive               COM              88553x103        1 96400.000SH       SOLE                96400.000
AOL Time Warner                COM              00184a105      262 17353.000SH       SOLE                17353.000
                                                               211 13950.000SH       DEFINED 02 15                         13950.000
Adolph Coors                   COM              217016104     9078 168866.000SH      SOLE               168866.000
Advent Software                COM              007974108      624 38780.000SH       SOLE                38780.000
Allete                         COM              018522102     9908 361869.000SH      SOLE               361869.000
Alliant Techsystems            COM              018804104     8390 174600.000SH      SOLE               174600.000
Ambac Financial Group          COM              023139108      149 2331.000 SH       SOLE                 2331.000
                                                               206 3225.000 SH       DEFINED 02                             3225.000
American International Group   COM              026874107     8850 153385.000SH      SOLE               153385.000
                                                                87 1500.000 SH       DEFINED 15 03                          1500.000
Armor Holdings                 COM              042260109      418 24930.000SH       SOLE                24930.000
                                                                52 3100.000 SH       DEFINED 03                             3100.000
Automatic Data Processing      COM              053015103     8126 226662.000SH      SOLE               226662.000
Berkshire Hathaway B           COM              084670207       17    7.000 SH       SOLE                    7.000
                                                               389  156.000 SH       DEFINED 02                              156.000
Cardinal Health                COM              14149Y108     9318 159578.000SH      SOLE               159578.000
                                                                42  725.000 SH       DEFINED 17                              725.000
Cendant                        COM              151313103      232 12425.000SH       DEFINED 02                            12425.000
Central Parking                COM              154785109      614 50097.000SH       SOLE                50097.000
Charter Communications         COM              16117m107       87 21075.000SH       DEFINED 02                            21075.000
Chevron Texaco                 COM              166764100      170 2378.000 SH       SOLE                 2378.000
                                                               116 1618.000 SH       DEFINED 13 15 03                       1618.000
Cisco Systems                  COM              17275r102      745 38132.000SH       SOLE                38132.000
                                                               203 10380.000SH       DEFINED 10 12 03                      10380.000
Citigroup                      COM              172967101    10868 238809.000SH      SOLE               238809.000
                                                               173 3806.000 SH       DEFINED 13 15 03                       3806.000
ConAgra Foods                  COM              205887102     7764 365514.000SH      SOLE               365514.000
Constellation Brands           COM              21036p108      237 7775.000 SH       DEFINED 08 02                          7775.000
Copart                         COM              217204106      705 65270.000SH       SOLE                65270.000
Crompton                       COM              227116100      315 54175.000SH       SOLE                54175.000
DST Systems                    COM              233326107     9371 249235.000SH      SOLE               249235.000
Dell Inc                       COM              24702r101      176 5268.000 SH       SOLE                 5268.000
                                                               165 4950.000 SH       DEFINED 10 12                          4950.000
Elan PLC ADS                   COM              284131208       58 11000.000SH       DEFINED 03                            11000.000
Eli Lilly                      COM              532457108      404 6800.000 SH       SOLE                 6800.000
Freddie Mac                    COM              313400301     4418 84388.182SH       SOLE                84388.182
Gencorp                        COM              368682100      668 74590.000SH       SOLE                74590.000
Genesis Health Ventures        COM              37183f107      714 29460.000SH       SOLE                29460.000
Hain Celestial Group           COM              405217100      627 34560.000SH       SOLE                34560.000
Handleman                      COM              410252100      520 30835.000SH       SOLE                30835.000
Hewlett Packard                COM              428236103       16  823.311 SH       SOLE                  823.311
                                                               197 10200.000SH       DEFINED 10 02 15                      10200.000
Horizon Offshore               COM              44043j105      452 110040.000SH      SOLE               110040.000
IBM                            COM              459200101       62  700.490 SH       SOLE                  700.490
                                                               177 2006.000 SH       DEFINED 10 17 13                       2006.000
IMS Health                     COM              449934108    11041 523257.000SH      SOLE               523257.000
                                                               145 6875.000 SH       DEFINED 02                             6875.000
Intel                          COM              458140100      419 15240.000SH       SOLE                15240.000
                                                                44 1600.000 SH       DEFINED 03                             1600.000
Interoil                       COM              460951106      366 15000.000SH       SOLE                15000.000
Interpublic Group              COM              460690100      157 11125.000SH       DEFINED 02 15                         11125.000
Johnson & Johnson              COM              478160104     9237 186533.000SH      SOLE               186533.000
                                                                52 1050.000 SH       DEFINED 12 15                          1050.000
Lifepoint Hospitals            COM              53219L109     9465 393553.000SH      SOLE               393553.000
MBNA Corp                      COM              55262l100      225 9889.666 SH       SOLE                 9889.666
                                                                93 4097.000 SH       DEFINED 17 15                          4097.000
Medtronic                      COM              585055106      396 8437.000 SH       SOLE                 8437.000
                                                                94 2000.000 SH       DEFINED 10 12                          2000.000
Merck                          COM              589331107      189 3730.000 SH       SOLE                 3730.000
                                                               173 3424.000 SH       DEFINED 02 13 15                       3424.000
Microsoft                      COM              594918104     3283 118136.000SH      SOLE               118136.000
                                                               103 3690.000 SH       DEFINED 10 12                          3690.000
Nevada Star Resources          COM              64145l105        3 10000.000SH       SOLE                10000.000
Novoste                        COM              67010c100      560 127020.000SH      SOLE               127020.000
Oracle                         COM              68389x105      256 22838.000SH       SOLE                22838.000
                                                                36 3200.000 SH       DEFINED 03                             3200.000
Pfizer                         COM              717081103     8141 267974.000SH      SOLE               267974.000
                                                                70 2300.000 SH       DEFINED 15 03                          2300.000
Pitney Bowes                   COM              724479100     9394 245138.000SH      SOLE               245138.000
                                                                19  500.000 SH       DEFINED 15                              500.000
Sea Containers Cl A            COM              811371707      476 32555.000SH       SOLE                32555.000
Skechers USA                   COM              830566105      584 78720.000SH       SOLE                78720.000
Sunncomm Technologies          COM              86744r100        3 15000.000SH       SOLE                15000.000
Triad Hospitals                COM              89579k109     8301 274140.000SH      SOLE               274140.000
Wal-Mart Stores                COM              931142103      177 3174.000 SH       SOLE                 3174.000
                                                               159 2855.000 SH       DEFINED 10 12 03                       2855.000
York International             COM              986670107     9780 282755.000SH      SOLE               282755.000
American Century Equity Income                  025076407      197 27528.560SH       SOLE                27528.560
American Growth Fund of Americ                  399874403      254 11640.663SH       SOLE                11640.663
Axa Rosenberg US Small Cap                      068310606      205 18226.408SH       SOLE                18226.408
First Eagle Overseas                            32008F101      791 46964.908SH       SOLE                46964.908
Franklin Utilities Fund                         353496409       90 10279.356SH       SOLE                10279.356
Harbor International                            411511306     1366 42407.436SH       SOLE                42407.436
Liberty Acorn Twenty Fund                       53015p882      206 11931.460SH       SOLE                11931.460
Longleaf Partners Internationa                  543069405    17610 1381148.209SH     SOLE              1381148.209
MFS Value Fund A                                552983801      252 14085.014SH       SOLE                14085.014
Oakmark                                         413838103    12455 367933.971SH      SOLE               367933.971
Vanguard Value Index                            922908405     2384 142328.274SH      SOLE               142328.274
S&P 500 SPDR Trust                              78462f103      964 9641.879 SH       SOLE                 9641.879
iShares Russell 2000 Growth In                                 306 5813.000 SH       SOLE                 5813.000